Invesco-SUMSUP-2 072012
Summary Prospectus Supplement dated July 20, 2012
The purpose of this supplement is to provide you with changes to the current Summary Prospectuses for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Emerging Markets Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Endeavor Fund	Invesco Moderate Allocation Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Energy Fund	Invesco Money Market Fund
Invesco Balanced-Risk Retirement 2030 Fund	Invesco Floating Rate Fund	Invesco Pacific Growth Fund
Invesco Balanced-Risk Retirement 2040 Fund	Invesco Global Core Equity Fund	Invesco Premium Income Fund
Invesco Balanced-Risk Retirement 2050 Fund	Invesco Global Growth Fund	Invesco Real Estate Fund
Invesco Balanced-Risk Retirement Now Fund	Invesco Global Quantitative Core Fund	Invesco Short Term Bond Fund
Invesco Charter Fund	Invesco Global Real Estate Fund	Invesco Small Cap Equity Fund
Invesco China Fund	Invesco Global Real Estate Income Fund	Invesco Small Cap Growth Fund
Invesco Conservative Allocation Fund	Invesco Global Small & Mid Cap Growth Fund	Invesco Small Companies Fund
Invesco Constellation Fund	Invesco Growth Allocation Fund	Invesco Summit Fund
Invesco Convertible Securities Fund	Invesco High Yield Fund	Invesco Tax-Free Intermediate Fund
Invesco Core Plus Bond Fund	Invesco Income Allocation Fund	Invesco Technology Fund
Invesco Developing Markets Fund	Invesco International Allocation Fund	Invesco U.S. Government Fund
Invesco Diversified Dividend Fund	Invesco International Core Equity Fund	Invesco U.S. Quantitative Core Fund
Invesco Dynamics Fund	Invesco International Growth Fund	Invesco Utilities Fund
Invesco Emerging Market Local Currency	Invesco International Small Company Fund
Debt Fund	Invesco International Total Return Fund
Invesco Limited Maturity Treasury Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Invesco-SUMSUP-2 072012